Schedule of short-term loans (Details) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2026	Dec. 31, 2024
8i Enterprises Pte Ltd [Member] | Related Party [Member]
Line of Credit Facility [Line Items]
Debt face amount	$ 1,325,982		$ 254,892
Interest Rate	8.00%	8.00%
Maturities	December 31, 2025
Meng Dong (James) Tan [Member] | 8i Holdings 2 Ptd Ltd [Member]
Line of Credit Facility [Line Items]
Lender interest rate		10.00%